Operating Revenue - Disaggregation of Operating Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue from telecommunications services	¥ 674,392	¥ 670,907	¥ 668,351
Revenue from sales of products and others	71,525	65,912	72,163
Operating revenue	745,917	736,819	740,514
Voice services [member]
Disclosure of products and services [line items]
Revenue from telecommunications services	88,624	108,083	156,918
Others [member]
Disclosure of products and services [line items]
Revenue from telecommunications services	20,743	20,741	18,083
Data services-SMS&MMS [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	28,648	28,800	28,058
Data services-Wireless data traffic [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	384,999	383,297	364,906
Data services-Wireline broadband [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	68,835	54,285	39,731
Data services-Applications and information services [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	¥ 82,543	¥ 75,701	¥ 60,655